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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                      FUND

                                     Annual
                                     Report

                                    12/31/04

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              9
Portfolio Management Discussion                             11
Schedule of Investments                                     16
Financial Statements                                        26
Notes to Financial Statements                               36
Report of Independent Registered Public Accounting Firm     45
Trustees, Officers and Service Providers                    46

Pioneer Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, gold, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk aversion that favored small cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied twelve straight up quarters and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

Welcome to former Safeco fund shareholders

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have a significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

\s\Osbert M. Hood
-----------------

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------

(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL MATERIAL]

U.S Common Stocks                               93.4%
Depositary Receipts for International Stocks     2.9%
International Common Stocks                      2.2%
Temporary Cash Investment                        1.5%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL MATERIAL]

Financials                   16.1%
Consumer Discretionary       14.6%
Information Technology       14.3%
Industrials                  12.9%
Health Care                  11.8%
Consumer Staples             10.1%
Energy                        8.0%
Materials                     6.8%
Telecommunications Services   3.5%
Utilities                     1.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*



1. Exxon Mobil Corp.          2.40%  6. Johnson & Johnson                  1.82%
2. ChevronTexaco Corp.        2.34   7. T. Rowe Price Associates, Inc.     1.81
3. Target Corp.               2.16   8. John Wiley & Sons, Inc.            1.68
4. McGraw-Hill Co., Inc.      2.03   9. Rio Tinto Plc                      1.63
5. Norfolk Southern Corp.     1.87  10. SBC Communications, Inc.           1.60

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $42.06     $38.00

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.3363     $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of December 31, 2004)
           Net Asset  Public Offering
Period       Value      Price (POP)
10 Years     11.95%      11.21%
 5 Years     -0.27       -1.44
 1 Year      11.64        5.21

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE ORIGINAL MATERIAL]

Value of $10,000 Investment
      Date      Pioner Fund S&P 500 Index
12/31/1994         $9,425     $10,000
                  $11,937     $13,752
12/31/1996        $14,288     $16,904
                  $19,785     $22,541
12/31/1998        $25,522     $28,986
                  $29,509     $35,083
12/31/2000        $29,544     $31,895
                  $26,256     $28,114
12/31/2002        $20,937     $21,903
                  $26,082     $28,181
12/31/2004        $29,116     $31,245


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $41.15     $37.18

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of December 31, 2004)
                    If           If
Period             Held       Redeemed
Life-of-Class
(7/1/96)            9.04%       9.04%
5 Years            -1.14       -1.14
1 Year             10.68        6.68

[THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL MATERIAL]

Value of $10,000 Investment
      Date     Pioner Fund S&P 500 Index
  7/1/1996        $10,000     $10,000
                  $10,991     $11,168
                  $15,079     $14,892
12/31/1998        $19,275     $19,151
                  $22,094     $23,180
12/31/2000        $21,927     $21,070
                  $19,323     $18,568
12/31/2002        $15,274     $14,466
                  $18,854     $18,612
12/31/2004        $20,867     $20,636


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/04
                 $40.73     $36.84

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.0647     $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of December 31, 2004)
                   If           If
Period            Held       Redeemed
Life-of-Class
(7/1/96)          8.96%        8.96%
5 Years          -1.07        -1.07
1 Year           10.74        10.74

[THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL MATERIAL]

Value of $10,000 Investment
      Date     Pioner Fund S&P 500 Index
  7/1/1996        $10,000     $10,000
                  $10,874     $11,168
                  $14,925     $14,892
12/31/1998        $19,081     $19,151
                  $21,883     $23,180
12/31/2000        $21,726     $21,070
                  $19,153     $18,568
12/31/2002        $15,156     $14,466
                  $18,729     $18,612
12/31/2004        $20,740     $20,636

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/11/04
                 $42.06     $41.07

Distributions per Share   Income      Short-Term      Long-Term
(12/11/04 - 12/31/04)     Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of December 31, 2004)
                  If        If
Period           Held    Redeemed
Life-of-Class
(12/11/04)       2.41%     2.41%

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $42.11     $38.06


Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.3343     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of December 31, 2004)
              If          If
Period       Held      Redeemed
10 Years    11.50%      11.50%
 5 Years    -0.56       -0.56
 1 Year     11.58       11.58


[THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL MATERIAL]

Value of $10,000 Investment
      Date     Pioneer Fund S&P 500 Index
12/31/1994        $10,000     $10,000
                  $12,601     $13,752
12/31/1996        $15,008     $16,904
                  $20,677     $22,541
12/31/1998        $26,559     $28,986
                  $30,533     $35,083
12/31/2000        $30,416     $31,895
                  $26,891     $28,114
12/31/2002        $21,341     $21,903
                  $26,608     $28,181
12/31/2004        $29,690     $31,245


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end perfor mance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after 4/1/03, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest
directly in any Index.                                                         7

Pioneer Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $42.16     $38.09

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.5142     $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Average Annual Total Returns
(As of December 31, 2004)
              If          If
Period       Held      Redeemed
10 Years    12.22%      12.22%
 5 Years     0.16        0.16
 1 Year     12.15       12.15


[THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL MATERIAL]

Value of $10,000 Investment
      Date     Pioner Fund S&P 500 index
5/6/1999          $10,000     $10,000
                  $10,800     $11,099
12/31/2000        $10,854     $10,089
                   $9,687      $8,891
12/31/2002         $7,758      $6,927
                   $9,708      $8,912
12/31/2004        $10,886      $9,882


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception (5/6/99) would have been higher. Class A shares are used as a proxy from 2/13/
1928 to 5/6/99. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                                                Investor
Share Class                        A            B            C            R            Y          Class
---------------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On (7/1/04)**
Ending Account Value           $1,094.19    $1,089.48    $1,089.64    $1,093.60    $1,096.61    $1,024.10
On (12/31/04)
Expenses Paid During Period*   $    5.60    $   10.09    $    9.47    $    6.12    $    3.31    $    0.57

 * Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.92%, 1.80%, 1.16%, 0.63% and 0.93%, for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares).


** 12/11/04 for Investor Class shares

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

                                                                                                Investor
Share Class                        A            B            C            R            Y          Class
---------------------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On (7/1/04)**
Ending Account Value           $1,019.81    $1,015.43    $1,015.89    $1,019.41    $1,022.07     1,002.45
On (12/31/04)
Expenses Paid During Period*   $    5.40    $    9.73    $    9.14    $    5.90    $    3.19    $    0.56

 * Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.92%, 1.80%, 1.16%, 0.63% and 0.93% for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares).

** 12/11/04 for Investor Class shares.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Fund, reviews the past year and gives an overview of Pioneer Fund's performance over that period.

Q: How did the Fund perform versus its benchmark and peer group? To what do you attribute the performance?

A: Pioneer Fund achieved respectable returns in 2004. Class A shares rose
   11.64%, at net asset value for the calendar year. Most of the gain came in the fourth quarter, which saw the Class A shares rise 9.69%. By comparison, the Standard & Poor's (S&P) 500 Index, an unmanaged index of the general stock market, increased by 11.04% for the year and 9.23% in the fourth quarter, and the average fund in the Lipper Large-Cap Core category appreciated by 7.79% for the year and 8.86% in the fourth quarter. For the second half of 2004, the corresponding numbers were:
   +9.41% at net asset value for Pioneer Fund; +7.19% for the S&P 500 Index; and +5.64% for the average fund in the Lipper Large-Cap Core category. After a halting start to the year in the first half, the market performed well in the second half, and Pioneer Fund more than kept pace.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Looking back at our June 30 shareholder letter, we read our description of a market apparently in disarray, but with some discernible trends. Principally we noted the disappointing performance of some of the market darlings of the previous year, 2003, especially in technology, as investors during 2004 rotated into more moderately priced shares with dividends and more stable earnings. While it looked as though investors did not know what to do amidst all of their worries about rising interest rates, the war in Iraq, the weak dollar, rising oil prices, terrorist threats, and the upcoming Presidential election, they did in fact have a pretty clear idea. Seeking security in dividends and modest valuations, and also in companies likely to benefit from some of the circumstances causing their worries, investors heavily bought and drove up the prices of energy, utility, industrial, and materials stocks.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

   The fourth-quarter rally broadened somewhat towards the end of the year, but overall, 2004 was distinctly the year of the "old economy." Many of the best-performing stocks were in industries like coal, copper, and iron-ore mining, oil and gas, railroads, steel, hotels and lodging, building materials, machinery, home construction, and ocean shipping. Our founder, Philip Carret, would have been quite comfortable in the market of 2004 because without exception all of those industries also existed, and were prospering, in the year of his birth, 1896.

   For Pioneer Fund, the better-than-average performance was derived both from our solid weightings in many of the old-economy stocks, especially in energy, industrials, and materials, and from our good stock selection in the four sectors that underperformed the S&P 500 average, consumer staples, financials, health care, and information technology. Among our best-performing stocks were Norfolk Southern and PACCAR in industrials and
   T. Rowe Price in financials, but we also benefited from having only modest relative exposure to Pfizer and Cisco Systems (which we sold during the year) and no holdings of Coca-Cola, all stocks that did poorly. We did suffer from having above-market weightings in two of the dismal semi-conductor names, Applied Materials and Texas Instruments, but on the whole we managed to avoid most of the "disaster" stocks. We were particularly pleased that consumer discretionary, the sector we had highlighted in our annual report for 2003 as the "major culprit" in our relative underperformance versus the S&P during that year, was a positive contributor to Fund performance in 2004. Three of our largest gains were from stocks in that sector: McGraw-Hill, Target, and John Wiley & Sons.

Q: What changes did you make to the portfolio during the second half?

A: The list of 32 additions to and 10 deletions from the portfolio in the second half of 2004 makes it look as though the period was a singularly busy one for Pioneer Fund. Actually it was just a normally busy time, but due to the merger of an acquired fund, the Safeco Core Equity Fund, into Pioneer Fund during December, we ended up with some 20 new, transferred positions. Most of the Safeco fund, totaling about $700 million in assets, overlapped with positions already owned in Pioneer Fund, but we inherited the others as well.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Rather than "throwing them all out with the wash," we thought that we would take our time to study them in the expectation that some might prove to be worthwhile longer-term holdings for Pioneer Fund. The merger itself marked an exciting increase to the asset base of Pioneer Fund, and also to our shareholder family. To our new, formerly Safeco fund shareholders, a hearty welcome!

   The total effect of the portfolio activity on sector weights was modest, with no sector weighting going up or down by as much as 2%. Materials, industrials, consumer discretionary, information technology, and telecommunications services all increased as a percentage of the Fund portfolio, and energy, consumer staples, health care, financials, and utilities all decreased. As examples, in materials we added: BHP Billiton, a major Australian-based mining and minerals company; Inco, the Canadian nickel producer; and Newmont Mining, a leading gold miner. Two new materials names came from the Safeco fund, Praxair, supplier of industrial gases, and Ball, a packaging company. Among industrials, Northrup Grumman and Ingersoll-Rand were both Safeco holdings, and in the case of consumer discretionary, five of the eight new stocks came from the Safeco fund. The two largest additions, however, were our own purchases, Nordstrom and Gap, both of them retailing companies showing signs of meaningful operational improvement over the past couple of years.

   Information technology rose somewhat with: our purchase of Veritas Software, which has received a merger proposal from another portfolio company, Symantec; the receipt of shares of Freescale Semiconductor from our holding Motorola; and the inclusion of EMC, an information storage specialist, from the Safeco fund. Telecommunications saw one purchase by us, Nextel Communications, and two additions attributable to the Safeco fund, CenturyTel and Verizon. Subsequent to our purchase of Nextel, the company entered into merger discussions with Sprint.

   In regard to the sectors where the weightings decreased, the reasons in some cases had to do with weaker relative share-price performance and in other cases with sales from the portfolio. In energy, we realized a gain on a large position in Smith International and replaced it with a smaller holding of Schlumberger. With consumer staples, despite the addition of two small positions from the Safeco

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

   portfolio, Kellogg and Kimberly Clark, the sector declined as a percent of the Fund due to underperformance versus the market averages. In the case of health care, it was a combination of selling in excess of purchasing and woeful stock performance from some of the pharmaceuticals, especially Mylan Labs, which announced an acquisition that many investors thought ill conceived. During the six months, we realized significant percentage gains on our sales of Biomet and Wellpoint Health Networks, while adding two names in the health-care equipment and supplies industry, Stryker and Medtronic, and one name in biotechnology, Amgen. Medtronic and Amgen were both from the Safeco fund.

   Financials saw SouthTrust stock exchanged for shares of Wachovia in a merger and our shares of Charter One Financial acquired for cash by the Royal Bank of Scotland. We sold our position in St. Paul Travelers after discouragement over the company's need to set up additional reserves following the merger creating the company. Finally, in utilities, we sold a position in Vectren and received a smaller position in Exelon from the Safeco fund.

   We have not listed every change, but rather have mentioned the more significant ones and summarized the impact on the portfolio.

Q: What is your outlook for 2005?

A: The economic outlook appears favorable over the coming year. Interest rates are expected to continue rising, but not so fast that they should present impediments to further economic growth. Earnings growth will moderate somewhat, which is normal as a business cycle lengthens, but should still be adequate to fuel additional share-price advances. Federal tax law, with the maximum 15% tax rate on qualified dividends and long-term capital gains, is likewise favorable to the stock market. Of course there are concerns, including energy and other commodity prices and the high trade and Federal budget deficits. At some point, too, investors will begin looking ahead to the next downturn in the economy and thinking about ways to position themselves more defensively. A lot rides on the length of the current business cycle. That is, will this be a "normal" cycle of four years or thereabouts, or could it become another extended cycle like the one of the 1990s, which continued for more than six years? Making the forecasting even

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   more difficult is the unusual circumstance that this is a wartime cycle, with some economic activity not conforming to more predictable business patterns.

   We are somewhat inclined to the view that this will be an extended cycle, due to the excruciatingly slow start to the recovery this time around and the persisting cautiousness of many corporate managements. There generally have to be signs of "excesses" before an economy rolls over, and we are not speaking of the recent $44 million apartment sale in New York City or the advertised pricing of some luxury cars above $300,000. Rather we are speaking of excessive hiring and capital spending, leading to unneeded productive capacity, unsellable inventory, and superfluous workers, and none of that has popped up yet at least on our radar screen. So we think that we have some reasonable amount of time ahead of us for making money in the market. As always, though, we are mainly interested in companies that have the financial and management strengths to survive and do well regardless of the economic climate, and especially companies with the potential, as well as a plan and the management commitment, to do better than they have in the past. A good economy creates more opportunities for such companies to achieve improved results.

   Thank you very much for your interest and support.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

   Shares                                                           Value
              COMMON STOCKS - 99.9%
              Energy - 8.0%
              Integrated Oil & Gas - 6.6%
  400,000     BP Amoco Plc (A.D.R.)                        $   23,360,000
3,217,000     ChevronTexaco Corp.                             168,924,670
  660,044     ConocoPhillips                                   57,311,621
3,381,986     Exxon Mobil Corp.                               173,360,602
  888,500     Occidental Petroleum Corp.                       51,852,860
                                                           --------------
                                                           $  474,809,753
                                                           --------------
              Oil & Gas Drilling - 0.3%
  315,000     Schlumberger, Ltd.                           $   21,089,250
                                                           --------------
              Oil & Gas Exploration & Production - 1.1%
  665,000     Apache Corp.                                 $   33,629,050
1,401,900     Pioneer Natural Resources Co.(b)                 49,206,690
                                                           --------------
                                                           $   82,835,740
                                                           --------------
              Total Energy                                 $  578,734,743
                                                           --------------
              Materials - 6.8%
              Aluminum - 0.7%
1,550,600     Alcoa, Inc.                                  $   48,719,852
                                                           --------------
              Commodity Chemicals - 1.1%
  500,000     Air Products & Chemicals, Inc.               $   28,985,000
  916,896     E.I. du Pont de Nemours and Co.                  44,973,749
  200,000     Praxair, Inc.                                     8,830,000
                                                           --------------
                                                           $   82,788,749
                                                           --------------
              Diversified Chemical - 0.4%
  400,000     PPG Industries, Inc.                         $   27,264,000
                                                           --------------
              Diversified Metals & Mining - 3.4%
  701,800     BHP Billiton, Ltd. (A.D.R.)                  $   16,857,236
  813,900     Inco, Ltd.*                                      29,935,242
  794,000     Phelps Dodge Corp.                               78,542,480
4,000,000     Rio Tinto Plc                                   117,667,151
                                                           --------------
                                                           $  243,002,109
                                                           --------------
              Metal & Glass Containers - 0.1%
  230,000     Ball Corp.                                   $   10,115,400
                                                           --------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
              Paper Products - 0.5%
1,080,000     Meadwestvaco Corp.                           $   36,601,200
    3,787     Neenah Paper, Inc.*(b)                              123,456
                                                           --------------
                                                           $   36,724,656
                                                           --------------
              Precious Metals & Minerals - 0.2%
  357,700     Newmont Mining Corp.                         $   15,885,457
                                                           --------------
              Specialty Chemicals - 0.4%
  787,300     Ecolab, Inc.                                 $   27,657,849
                                                           --------------
              Total Materials                              $  492,158,072
                                                           --------------
              Capital Goods - 8.1%
              Aerospace & Defense - 1.5%
  992,300     General Dynamics Corp.                       $  103,794,580
  120,000     Northrop Grumman Corp.                            6,523,200
                                                           --------------
                                                           $  110,317,780
                                                           --------------
              Electrical Components & Equipment - 0.8%
  550,800     Emerson Electric Co.                         $   38,611,080
  470,400     General Electric Co.                             17,169,600
                                                           --------------
                                                           $   55,780,680
                                                           --------------
              Industrial Conglomerates - 3.2%
  610,800     Illinois Tool Works, Inc.                    $   56,608,944
1,279,600     Johnson Controls, Inc.                           81,177,824
  920,000     United Technologies Corp.                        95,082,000
                                                           --------------
                                                           $  232,868,768
                                                           --------------
              Industrial Machinery - 2.6%
  800,000     Caterpillar, Inc.                            $   78,008,000
1,335,000     Deere & Co.                                      99,324,000
   90,000     Ingersoll-Rand Co.                                7,227,000
                                                           --------------
                                                           $  184,559,000
                                                           --------------
              Total Capital Goods                          $  583,526,228
                                                           --------------
              Commercial Services & Supplies - 0.9%
              Office Services & Supplies - 0.9%
1,243,900     Canon, Inc. (A.D.R.)                         $   67,494,014
                                                           --------------
              Total Commercial Services & Supplies         $   67,494,014
                                                            --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                           Value
              Transportation - 3.9%
              Airlines - 0.8%
3,538,600     Southwest Airlines Co.                       $   57,608,408
                                                           --------------
              Railroads - 2.6%
1,054,200     Burlington Northern, Inc.                    $   49,874,202
3,730,100     Norfolk Southern Corp.                          134,992,319
                                                           --------------
                                                           $  184,866,521
                                                           --------------
              Trucking - 0.5%
  450,000     United Parcel Service(b)                     $   38,457,000
                                                           --------------
              Total Transportation                         $  280,931,929
                                                           --------------
              Automobiles & Components - 2.5%
              Automobile Manufacturers - 2.5%
5,000,000     Ford Motor Corp.                             $   73,200,000
1,365,000     PACCAR, Inc.                                    109,855,200
                                                           --------------
                                                           $  183,055,200
                                                           --------------
              Total Automobiles & Components               $  183,055,200
                                                           --------------
              Consumer Durables & Apparel - 0.4%
              Apparel, Accessories & Luxury Goods - 0.3%
1,200,000     Gap, Inc.                                    $   25,344,000
                                                           --------------
              Housewares & Specialties - 0.1%
  185,000     Leggett & Platt, Inc.                        $    5,259,550
                                                           --------------
              Total Consumer Durables & Apparel            $   30,603,550
                                                           --------------
              Media - 6.4%
              Advertising - 1.0%
  890,200     Omnicom Group                                $   75,061,664
                                                           --------------
              Movies & Entertainment - 0.4%
1,037,300     The Walt Disney Co.                          $   28,836,940
                                                           --------------
              Publishing - 5.0%
1,098,000     Gannett Co.                                  $   89,706,600
3,494,400     John Wiley & Sons, Inc.+                        121,744,896
1,606,000     McGraw-Hill Co., Inc.                           147,013,240
   63,100     Tribune Co.                                       2,659,034
                                                           --------------
                                                           $  361,123,770
                                                           --------------
              Total Media                                  $  465,022,374
                                                           --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
              Retailing - 5.2%
              Apparel Retail - 0.3%
  500,000     Liz Claiborne, Inc.                          $   21,105,000
                                                           --------------
              Computer & Electronics Retail - 0.2%
  132,000     Best Buy Co., Inc.                           $    7,843,440
  255,053     GameStop Corp.*                                   5,715,738
                                                           --------------
                                                           $   13,559,178
                                                           --------------
              Department Stores - 1.1%
  170,000     Kohl's Corp.*                                $    8,358,900
1,734,800     May Department Stores Co.                        51,003,120
  452,000     Nordstrom, Inc.                                  21,121,960
                                                           --------------
                                                           $   80,483,980
                                                           --------------
              General Merchandise Stores - 2.4%
  660,000     Family Dollar Stores, Inc.                   $   20,611,800
3,000,000     Target Corp.                                    155,790,000
                                                           --------------
                                                           $  176,401,800
                                                           --------------
              Home Improvement Retail - 0.9%
  240,000     Home Depot, Inc.                             $   10,257,600
1,000,000     Lowe's Co., Inc.                                 57,590,000
                                                           --------------
                                                           $   67,847,600
                                                           --------------
              Specialty Stores - 0.3%
  600,300     Barnes & Noble, Inc.*                        $   19,371,681
                                                           --------------
              Total Retailing                              $  378,769,239
                                                           --------------
              Food & Drug Retailing - 2.5%
              Drug Retail - 1.5%
2,851,200     Walgreen Co.                                 $  109,400,544
                                                           --------------
              Food Distributors - 0.9%
1,732,400     Sysco Corp.                                  $   66,125,708
                                                           --------------
              Food Retail - 0.1%
   61,800     Kellogg Co.                                  $    2,759,988
                                                           --------------
              Total Food & Drug Retailing                  $  178,286,240
                                                           --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                           Value
              Food, Beverage & Tobacco - 4.7%
              Packaged Foods & Meats - 3.5%
1,766,000     Campbell Soup Co.                            $   52,785,740
  910,600     General Mills, Inc.(b)                           45,265,926
1,496,150     H.J. Heinz Co., Inc.                             58,334,889
1,100,000     Hershey Foods Corp.                              61,094,000
1,558,900     Sara Lee Corp.                                   37,631,846
                                                           --------------
                                                           $  255,112,401
                                                           --------------
              Soft Drinks - 1.2%
1,617,900     PepsiCo, Inc.                                $   84,454,380
                                                           --------------
              Total Food, Beverage & Tobacco               $  339,566,781
                                                           --------------
              Household & Personal Products - 2.9%
              Household Products - 2.8%
  300,000     Clorox Co.                                   $   17,679,000
1,422,200     Colgate-Palmolive Co.                            72,759,752
  581,300     Estee Lauder Co.                                 26,606,101
1,543,400     Procter & Gamble Co.                             85,010,472
                                                           --------------
                                                           $  202,055,325
                                                           --------------
              Personal Products - 0.1%
  125,000     Kimberly-Clark Corp.                         $    8,226,250
                                                           --------------
              Total Household & Personal Products          $  210,281,575
                                                           --------------
              Health Care Equipment & Services - 6.2%
              Health Care Distributors - 3.3%
1,560,300     Abbott Laboratories                          $   72,787,995
  640,100     Cardinal Health, Inc.                            37,221,815
2,080,000     Johnson & Johnson                               131,913,600
                                                           --------------
                                                           $  241,923,410
                                                           --------------
              Health Care Equipment - 2.3%
1,532,800     Becton, Dickinson & Co.                      $   87,063,040
  632,800     Guidant Corp.                                    45,624,880
  200,000     Medtronic, Inc.                                   9,934,000
  483,800     Stryker Corp.                                    23,343,350
                                                           --------------
                                                           $  165,965,270
                                                           --------------
              Managed Health Care - 0.6%
  457,300     United Healthcare Group, Inc.                $   40,256,119
                                                           --------------
              Total Health Care Equipment & Services       $  448,144,799
                                                           --------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
              Pharmaceuticals & Biotechnology - 5.6%
              Biotechnology - 0.1%
  150,000     Amgen, Inc.*                                 $    9,622,500
                                                           --------------
              Pharmaceuticals - 5.5%
1,103,000     Barr Laboratorie, Inc.                       $   50,230,620
1,069,000     Eli Lilly & Co.                                  60,665,750
1,450,600     Merck & Co., Inc.                                46,622,284
2,007,700     Mylan Laboratories, Inc.(b)                      35,496,136
1,200,000     Novartis AG (A.D.R.)                             60,648,000
  715,800     Pfizer, Inc.                                     19,247,862
  389,800     Roche Holdings AG                                44,554,438
3,792,800     Schering-Plough Corp.                            79,193,664
                                                           --------------
                                                           $  396,658,754
                                                           --------------
              Total Pharmaceuticals & Biotechnology        $  406,281,254
                                                           --------------
              Banks - 7.4%
              Diversified Banks - 2.7%
2,468,000     U.S. Bancorp                                 $   77,297,760
  818,355     Wachovia Corp.                                   43,045,473
1,193,000     Wells Fargo & Co.                                74,144,950
                                                           --------------
                                                           $  194,488,183
                                                           --------------
              Regional Banks - 3.7%
  135,000     Fifth Third Bancorp                          $    6,382,800
  915,700     First Horizon National Corp.                     39,475,827
2,864,648     National City Corp.                             107,567,532
1,150,000     SunTrust Banks, Inc.                             84,962,000
  439,200     Zions Bancorporation                             29,878,776
                                                           --------------
                                                           $  268,266,935
                                                           --------------
              Thrifts & Mortgage Finance - 1.0%
1,753,760     Washington Mutual, Inc.                      $   74,148,973
                                                           --------------
              Total Banks                                  $  536,904,091
                                                           --------------
              Diversified Financials - 5.9%
              Asset Management & Custody Banks - 3.9%
1,286,600     The Bank of New York Co., Inc.               $   42,998,172
  932,500     Federated Investors, Inc.                        28,348,000
1,613,600     State Street Corp.                               79,260,032
2,100,000     T. Rowe Price Associates, Inc.                  130,620,000
                                                           --------------
                                                           $  281,226,204
                                                           --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                           Value
              Consumer Finance - 1.0%
1,130,000     American Express Co.                         $   63,698,100
  375,000     MBNA Corp.                                       10,571,250
                                                           --------------
                                                           $   74,269,350
                                                           --------------
              Investment Banking & Brokerage - 1.0%
1,242,000     Merrill Lynch & Co., Inc.                    $   74,234,340
                                                           --------------
              Total Diversified Financials                 $  429,729,894
                                                           --------------
              Insurance - 2.7%
              Multi-Line Insurance - 0.9%
  996,018     American International Group, Inc.           $   65,408,502
                                                           --------------
              Property & Casualty Insurance - 1.8%
1,174,200     Chubb Corp.                                  $   90,295,980
  760,400     Safeco Corp.                                     39,723,296
                                                           --------------
                                                           $  130,019,276
                                                           --------------
              Total Insurance                              $  195,427,778
                                                           --------------
              Software & Services - 5.4%
              Application Software - 3.0%
  916,000     Adobe Systems, Inc.                          $   57,469,840
3,745,000     Microsoft Corp.                                 100,028,950
1,200,000     Symantec Corp.*                                  30,912,000
1,000,000     Veritas Software Corp.*                          28,550,000
                                                           --------------
                                                           $  216,960,790
                                                           --------------
              Data Processing & Outsourced Services - 2.4%
1,159,200     Automatic Data Processing, Inc.              $   51,410,520
  733,100     Computer Sciences Corp.*                         41,324,847
  552,800     DST Systems, Inc.*(b)                            28,811,936
  551,250     Fiserv, Inc.*                                    22,154,738
1,051,800     SunGard Data Systems, Inc.*                      29,797,494
                                                           --------------
                                                           $  173,499,535
                                                           --------------
              Total Software & Services                    $  390,460,325
                                                           --------------
              Technology Hardware & Equipment - 5.7%
              Communications Equipment - 2.0%
  200,000     Century Telephone Enterprises, Inc.          $    7,094,000
4,408,261     Motorola, Inc.                                   75,822,089
3,978,600     Nokia Corp. (A.D.R.)                             62,344,662
                                                           --------------
                                                           $  145,260,751
                                                           --------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
              Computer Hardware - 3.6%
1,925,000     Dell, Inc.*                                  $   81,119,500
  541,100     Diebold, Inc.                                    30,155,503
1,445,700     Hewlett-Packard Co.                              30,316,329
  743,000     IBM Corp.                                        73,244,940
8,200,000     Sun Microsystems, Inc.*                          44,116,000
                                                           --------------
                                                           $  258,952,272
                                                           --------------
              Computer Storage & Peripherals - 0.1%
  365,000     EMC Corp.*                                   $    5,427,550
                                                           --------------
              Total Technology Hardware & Equipment        $  409,640,573
                                                           --------------
              Semiconductors - 3.3%
              Semiconductor Equipment - 0.9%
3,469,000     Applied Materials, Inc.*                     $   59,319,900
                                                           --------------
              Semiconductors - 2.4%
  486,738     Freescale Semico, Inc.*                      $    8,936,510
3,630,000     Intel Corp.                                      84,905,700
3,248,000     Texas Instruments, Inc.                          79,965,760
                                                           --------------
                                                           $  173,807,970
                                                           --------------
              Total Semiconductors                         $  233,127,870
                                                           --------------
              Telecommunication Services - 3.5%
              Integrated Telecommunication Services - 3.4%
  505,448     Alltel Corp.                                 $   29,700,123
3,059,600     BellSouth Corp.                                  85,026,285
4,495,637     SBC Communications, Inc.                        115,852,565
  340,000     Verizon Communications, Inc.                     13,773,400
                                                           --------------
                                                           $  244,352,373
                                                           --------------
              Wireless Telecommunication Services - 0.1%
  350,000     Nextel Communications, Inc.*                 $   10,500,000
                                                           --------------
              Total Telecommunication Services             $  254,852,373
                                                           --------------
              Utilities - 1.9%
              Electric Utilities - 1.5%
  660,000     American Electric Power Co., Inc.            $   22,664,400
  750,000     Consolidated Edison, Inc.                        32,812,500
  200,000     Exelon Corp.                                      8,814,000
1,200,000     Southern Co.                                     40,224,000
                                                           --------------
                                                           $  104,514,900
                                                           --------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

    Shares                                                             Value
               Gas Utilities - 0.3%
   558,600     KeySpan Energy Corp.                           $   22,036,770
                                                              --------------
               Water Utilities - 0.1%
   375,000     Aqua America, Inc.                             $    9,221,250
                                                              --------------
               Total Utilities                                $  135,772,920
                                                              --------------
               TOTAL COMMON STOCKS
               (Cost $4,404,154,067)                          $7,228,771,822
                                                              --------------
 Principal
    Amount
               TEMPORARY CASH INVESTMENTS - 1.5%
               Repurchase Agreement - 0.1%
$9,500,000     UBS Warburg, Inc., 1.00%, dated 12/31/04,
                repurchase price of $9,500,000 plus
                accrued interest on 1/3/05 collateralized
                by $9,465,000 U.S Treasury Note, 6.75%,
                5/15/05                                       $    9,500,000
                                                              --------------
    Shares
               Time Deposits - 1.4%
71,475,903     Dresdner Bank AG                               $   71,475,903
30,843,000     Royal Bank of Canada                               30,843,000
                                                              --------------
                                                              $  102,318,903
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $111,818,903)                            $  111,818,903
                                                              --------------
               TOTAL INVESTMENTS IN SECURITIES - 101.4%
               (Cost $4,515,972,970)(a)                       $7,340,590,725
                                                              --------------
               OTHER ASSETS AND LIABILITIES - (1.4)%          $ (101,375,368)
                                                              --------------
               TOTAL NET ASSETS - 100.0%                      $7,239,215,357
                                                              ==============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt
*        Non-income producing security
+        Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.
(a)      At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $4,520,222,343 was as follows:
         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                                     $2,933,457,766
         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                                       (113,089,384)
                                                                                       --------------
         Net unrealized gain                                                           $2,820,368,382
                                                                                       ==============
(b)      At December 31, 2004, the following securities were out on loan:

     Shares                    Security               Market Value
       136,000     DST Systems, Inc.*                $   7,088,320
       312,000     General Mills, Inc.                  15,509,520
     1,907,315     Mylan Laboratories, Inc.             33,721,329
           342     Neenah Paper, Inc.*                      11,149
       208,300     Pioneer Natural Resources Co.         7,311,330
       427,500     United Parcel Service                36,534,150
                                                     -------------
                   Total                             $ 100,175,798
                                                     =============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $885,465,226 and $1,213,974,808, respectively.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated, at value
     (including securities loaned of $100,175,798)
     (cost $4,508,225,370)                                       $7,218,845,829
  Investment in securities of affiliated issuers
     (cost $7,747,600)                                              121,744,896
                                                                 --------------
   Total investment in securities, at value
     (cost $4,515,972,970)                                       $7,340,590,725
  Cash                                                                   61,849
  Receivables -
     Fund shares sold                                                 3,030,237
     Dividends, interest and foreign taxes withheld                  11,653,464
  Other                                                                 189,915
                                                                 --------------
       Total assets                                              $7,355,526,190
                                                                 --------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                     $    6,143,400
     Upon return of securities loaned                               102,318,903
  Due to affiliates                                                   7,302,279
  Accrued expenses                                                      546,251
                                                                 --------------
       Total liabilities                                         $  116,310,833
                                                                 --------------
NET ASSETS:
  Paid-in capital                                                $4,617,006,958
  Undistributed net investment income                                 3,222,122
  Accumulated net realized loss on investments,
     foreign currency transactions                                 (205,632,380)
  Net unrealized gain on investments                              2,824,617,755
  Net unrealized gain on forward foreign currency contracts
     and other assets and liabilities denominated in foreign
     currencies                                                             902
                                                                 --------------
       Total net assets                                          $7,239,215,357
                                                                 --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $5,626,269,867/133,779,567 shares)           $        42.06
                                                                 ==============
  Class B (based on $538,785,502/13,094,541 shares)              $        41.15
                                                                 ==============
  Class C (based on $313,419,811/7,694,179 shares)               $        40.73
                                                                 ==============
  Investor Class (based on $588,567,862/13,992,938
     shares)                                                     $        42.06
                                                                 ==============
  Class R (based on $16,525,386/392,443 shares)                  $        42.11
                                                                 ==============
  Class Y (based on $155,646,929/3,691,759 shares)               $        42.16
                                                                 ==============
MAXIMUM OFFERING PRICE:
  Class A ($42.06 [divided by] 94.25%)                           $        44.63
                                                                 ==============

26  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of
     $719,339 and including income from affiliated
     issuers of $1,013,376)                                  $123,140,657
  Interest                                                        229,311
  Income from securities loaned, net                              259,113
                                                             ------------
       Total investment income                                                  $123,629,081
                                                                                ------------
EXPENSES:
  Management fees
     Basic Fee                                               $ 37,954,805
     Performance Adjustment                                    (4,276,773)
  Transfer agent fees and expenses
     Class A                                                   13,858,233
     Class B                                                    1,918,444
     Class C                                                      813,809
     Investor Class                                                99,450
     Class R                                                          921
     Class Y                                                       54,842
  Distribution fees
     Class A                                                   12,218,072
     Class B                                                    5,321,301
     Class C                                                    2,947,217
     Class R                                                       52,614
  Administrative reimbursements                                 1,184,025
  Custodian fees                                                  292,930
  Registration fees                                               173,942
  Professional fees                                               181,770
  Printing expense                                                131,566
  Fees and expenses of nonaffiliated trustees                     123,513
  Miscellaneous                                                    73,386
                                                             ------------
       Total expenses                                                           $ 73,124,067
       Less fees paid indirectly                                                    (149,889)
                                                                                ------------
       Net expenses                                                             $ 72,974,178
                                                                                ------------
         Net investment income                                                  $ 50,654,903
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
     Investments                                             $263,356,087
     Forward foreign currency contracts and other
       assets and liabilities denominated in
       foreign currencies                                           1,810       $263,357,897
                                                             ------------       ------------
  Change in net unrealized gain (loss) on:
     Investments                                             $393,468,664
     Forward foreign currency contracts and other
       assets and liabilities denominated in
       foreign currencies                                         (20,008)      $393,448,656
                                                             ------------       ------------
  Net gain on investments and foreign currency
     transactions                                                               $656,806,553
                                                                                ------------
  Net increase in net assets resulting from operations                          $707,461,456
                                                                                ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

                                                           Year Ended         Year Ended
                                                            12/31/04           12/31/03
FROM OPERATIONS:
Net investment income                                  $     50,654,903    $     42,284,374
Net realized gain (loss) on investments and foreign
  currency transactions                                     263,357,897         (53,290,777)
Change in net unrealized gain on investments                393,448,656       1,269,879,451
                                                       ----------------    ----------------
  Net increase in net assets resulting from
     operations                                        $    707,461,456    $  1,258,873,048
                                                       ----------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.34 and $0.28 per share, respectively)    $    (45,565,384)   $    (40,877,893)
  Class B ($0.00 and $0.02 per share, respectively)                   -            (305,643)
  Class C ($0.06 and $0.03 per share, respectively)            (497,922)           (225,131)
  Class R ($0.33 and $0.23 per share, respectively)            (102,948)             (3,648)
  Class Y ($0.51 and $0.42 per share, respectively)          (1,887,192)         (1,401,132)
                                                       ----------------    ----------------
     Total distributions to shareowners                $    (48,053,446)   $    (42,813,447)
                                                       ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $    719,728,767    $    759,084,979
Shares issued in reorganization                             589,975,600                   -
Reinvestment of distributions                                42,323,695          36,778,069
Cost of shares repurchased                               (1,133,569,588)     (1,029,908,844)
                                                       ----------------    ----------------
  Net increase (decrease) in net assets resulting
     from Fund share transactions                      $    218,458,474    $   (234,045,796)
                                                       ----------------    ----------------
  Net increase in net assets                           $    877,866,484    $    982,013,805
NET ASSETS:
Beginning of year                                         6,361,348,873       5,379,335,068
                                                       ----------------    ----------------
End of year (including undistributed net investment
  income of $3,222,122 and $618,855,
  respectively)                                        $  7,239,215,357    $  6,361,348,873
                                                       ================    ================

 28 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

                                   '04 Shares          '04 Amount       '03 Shares        '03 Amount
CLASS A
Shares sold                         13,327,848      $  515,458,395       16,283,174    $  531,694,054
Reinvestment of distributions        1,024,157          40,271,258        1,039,242        35,090,957
Less shares repurchased            (21,922,626)       (847,775,881)     (25,028,243)     (815,318,096)
                                   -----------      --------------      -----------    --------------
  Net decrease                      (7,570,621)     $ (292,046,228)      (7,705,827)   $ (248,533,085)
                                   ===========      ==============      ===========    ==============
CLASS B
Shares sold                          1,390,610      $   52,482,847        2,012,328    $   64,912,520
Reinvestment of distributions                -                   -            7,733           242,312
Less shares repurchased             (3,241,529)       (122,064,718)      (3,275,043)     (102,622,003)
                                   -----------      --------------      -----------    --------------
  Net decrease                      (1,850,919)     $  (69,581,871)      (1,254,982)   $  (37,467,171)
                                   ===========      ==============      ===========    ==============
CLASS C
Shares sold                          1,739,876      $   65,306,969        2,519,211    $   81,001,499
Reinvestment of distributions            7,974             317,861            4,081           128,911
Less shares repurchased             (1,994,272)        (74,554,503)      (2,162,792)      (68,119,905)
                                   -----------      --------------      -----------    --------------
  Net increase (decrease)             (246,422)     $   (8,929,673)         360,500    $   13,010,505
                                   ===========      ==============      ===========    ==============
INVESTOR CLASS
Shares sold                                 --      $           --
Shares issued in
reorganization                      14,365,123         589,975,600
Less shares repurchased               (372,185)        (15,532,499)
                                   -----------      --------------
  Net increase                      13,992,938      $  574,443,101
                                   ===========      ===============
CLASS R
Shares sold                            432,808      $   16,654,785           80,545    $    2,950,217
Reinvestment of distributions            2,451              97,481              100             3,644
Less shares repurchased               (123,090)         (4,779,087)            (371)          (13,146)
                                   -----------      --------------      -----------    --------------
  Net increase                         312,169      $   11,973,179           80,274    $    2,940,715
                                   ===========      ==============      ===========    ==============
CLASS Y
Shares sold                          1,786,890      $   69,825,771        2,317,371    $   78,526,689
Reinvestment of distributions           41,718           1,637,095           38,268         1,312,245
Less shares repurchased             (1,791,355)        (68,862,900)      (1,305,698)      (43,835,694)
                                   -----------      --------------      -----------    --------------
  Net increase                          37,253      $    2,599,966        1,049,941    $   36,003,240
                                   ===========      ==============      ===========    ==============


The accompanying notes are an integral part of these financial statements.   29

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended     Year Ended    Year Ended     Year Ended
CLASS A                                                      12/31/04       12/31/03       12/31/02      12/31/01       12/31/00
Net asset value, beginning of period                        $    38.00     $    30.76     $   38.87     $   44.26      $    47.60
                                                            ----------     ----------     ---------     ---------      ----------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.35     $     0.28     $    0.27     $    0.18      $     0.16
 Net realized and unrealized gain (loss) on investments           4.05           7.24         (8.12)        (5.11)          (0.14)
                                                            ----------     ----------     ---------     ---------      ----------
   Net increase (decrease) from investment operations       $     4.40     $     7.52     $   (7.85)    $   (4.93)     $     0.02
Distributions to shareowners:
 Net investment income                                           (0.34)         (0.28)        (0.26)        (0.16)          (0.12)
 Net realized gain                                                   -              -             -         (0.30)          (3.24)
                                                            ----------     ----------     ---------     ---------      ----------
Net increase (decrease) in net asset value                  $     4.06     $     7.24     $   (8.11)    $   (5.39)     $    (3.34)
                                                            ----------     ----------     ---------     ---------      ----------
Net asset value, end of period                              $    42.06     $    38.00     $   30.76     $   38.87      $    44.26
                                                            ==========     ==========     =========     =========      ==========
Total return*                                                    11.64%         24.58%       (20.26)%      (11.13)%          0.12%
Ratio of net expenses to average net assets+                      1.06%          1.09%         1.11%         1.14%           1.11%
Ratio of net investment gain to average net assets+               0.90%          0.86%         0.75%         0.43%           0.31%
Portfolio turnover rate                                             14%             6%            7%            6%             20%
Net assets, end of period (in thousands)                    $5,626,270     $5,370,888     $4,584,649    $6,140,520     $6,645,954
Ratios with reductions for fees paid indirectly:
 Net expenses                                                     1.06%          1.09%         1.10%         1.13%           1.09%
 Net investment income                                            0.90%          0.86%         0.76%         0.44%           0.33%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
CLASS B                                                          12/31/04      12/31/03      12/31/02      12/31/01     12/31/00
Net asset value, beginning of period                             $  37.18      $ 30.14      $  38.13      $  43.61      $ 47.24
                                                                 --------      -------      --------      --------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.01      $ (0.02)     $  (0.09)     $  (0.12)     $ (0.18)
 Net realized and unrealized gain (loss) on investments              3.96         7.08         (7.90)        (5.06)       (0.21)
                                                                 --------      -------      --------      --------      -------
   Net increase (decrease) from investment operations            $   3.97      $  7.06      $  (7.99)     $  (5.18)     $ (0.39)
Distributions to shareowners:
 Net investment income                                                  -        (0.02)            -             -            -
 Net realized gain                                                      -            -             -         (0.30)       (3.24)
                                                                 --------      -------      --------      --------      -------
Net increase (decrease) in net asset value                       $   3.97      $  7.04      $  (7.99)     $  (5.48)     $ (3.63)
                                                                 --------      -------      --------      --------      -------
Net asset value, end of period                                   $  41.15      $ 37.18      $  30.14      $  38.13      $ 43.61
                                                                 ========      =======      ========      ========      =======
Total return*                                                       10.68%       23.44%       (20.96)%      (11.87)%      (0.75)%
Ratio of net expenses to average net assets+                         1.93%        2.00%         1.98%         1.99%        1.98%
Ratio of net investment income (loss) to average net assets+         0.02%       (0.05)%       (0.12)%       (0.41)%      (0.56)%
Portfolio turnover rate                                                14%           6%            7%            6%          20%
Net assets, end of period (in thousands)                         $538,786      $555,669     $488,242      $680,820      $705,339
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.93%        2.00%         1.97%         1.98%        1.96%
 Net investment income (loss)                                        0.02%       (0.05)%       (0.11)%       (0.40)%      (0.54)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
CLASS C                                                        12/31/04      12/31/03      12/31/02      12/31/01     12/31/00
Net asset value, beginning of period                           $  36.84      $  29.84     $  37.74      $  43.15      $ 46.76
                                                               --------      --------     --------      --------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $   0.04      $   0.02     $  (0.54)     $  (0.06)     $ (0.12)
 Net realized and unrealized gain (loss) on investments            3.91          7.01        (7.34)        (5.05)       (0.25)
                                                               --------      --------     --------      --------      -------
   Net increase (decrease) from investment operations          $   3.95      $   7.03     $  (7.88)     $  (5.11)     $ (0.37)
Distributions to shareowners:
 Net investment income                                            (0.06)        (0.03)       (0.02)            -            -
 Net realized gain                                                    -             -            -         (0.30)       (3.24)
                                                               --------      --------     --------      --------      -------
Net increase (decrease) in net asset value                     $   3.89      $   7.00     $  (7.90)     $  (5.41)     $ (3.61)
                                                               --------      --------     --------      --------      -------
Net asset value, end of period                                 $  40.73      $  36.84     $  29.84      $  37.74      $ 43.15
                                                               ========      ========     ========      ========      =======
Total return*                                                     10.74%        23.58%      (20.87)%      (11.84)%      (0.72)%
Ratio of net expenses to average net assets+                       1.84%         1.89%        1.90%         1.94%        1.95%
Ratio of net investment gain (loss) to average net assets+         0.11%         0.05%       (0.03)%       (0.37)%      (0.54)%
Portfolio turnover rate                                              14%            6%           7%            6%          20%
Net assets, end of period (in thousands)                       $313,420      $292,526     $226,183      $282,616      $240,792
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.84%         1.89%        1.89%         1.93%        1.92%
 Net investment income (loss)                                      0.11%         0.05%       (0.02%)       (0.36%)      (0.51%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
32

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              12/11/04
                                                             to 12/31/04
INVESTOR CLASS
Net asset value, beginning of period                          $ 41.07
                                                              --------
Increase from investment operations:
  Net investment income                                       $  0.03
  Net realized and unrealized gain on investments                0.96
                                                              --------
     Net increase from investment operations                  $  0.99
                                                              --------
Net increase in net asset value                               $  0.99
                                                              --------
Net asset value, end of period                                $ 42.06
                                                              ========
Total return*                                                    2.41%(a)
Ratio of net expenses to average net assets+                     0.90%**
Ratio of net investment income to average net assets+            1.29%**
Portfolio turnover rate                                            14%
Net assets, end of period (in thousands)                      $588,568
Ratios with reduction for fees paid indirectly:
  Net expenses                                                   0.90%**
  Net investment income                                          1.29%**

(a) Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   33

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended      4/1/03 (a)
                                                            12/31/04       to 12/31/03
CLASS R
Net asset value, beginning of period                       $ 38.06         $  29.24
                                                           -------         --------
Increase from investment operations:
  Net investment income                                    $  0.29         $   0.21
  Net realized and unrealized gain on investments             4.09             8.84
                                                           -------         --------
     Net increase from investment operations               $  4.38         $   9.05
Distributions to shareowners:
  Net investment income                                      (0.33)           (0.23)
                                                           -------         --------
Net increase in net asset value                            $  4.05         $   8.82
                                                           -------         --------
Net asset value, end of period                             $ 42.11         $  38.06
                                                           =======         ========
Total return*                                                11.58%           31.02%(b)
Ratio of net expenses to average net assets+                  1.14%            1.06%**
Ratio of net investment income to average net assets+         0.89%            0.65%**
Portfolio turnover rate                                         14%               6%
Net assets, end of period (in thousands)                   $16,525         $  3,055
Ratios with reduction for fees paid indirectly:
  Net expenses                                                1.14%            1.06%**
  Net investment income                                       0.89%            0.65%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

 34 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                     12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                        $  38.09     $  30.82     $  38.93     $  44.34     $ 47.62
                                                            --------     --------     --------     --------     -------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.52     $   0.41     $   0.41     $   0.24     $  0.35
 Net realized and unrealized gain (loss) on investments         4.06         7.28        (8.13)       (5.02)      (0.14)
                                                            --------     --------     --------     --------     -------
   Net increase (decrease) from investment operations       $   4.58     $   7.69     $  (7.72)    $  (4.78)    $  0.21
Distributions to shareowners:
 Net investment income                                         (0.51)       (0.42)       (0.39)       (0.33)      (0.25)
 Net realized gain                                                 -            -            -        (0.30)      (3.24)
                                                            --------     --------     --------     --------     -------
Net increase (decrease) in net asset value                  $   4.07     $   7.27     $  (8.11)    $  (5.41)    $ (3.28)
                                                            --------     --------     --------     --------     -------
Net asset value, end of period                              $  42.16     $  38.09     $  30.82     $  38.93     $ 44.34
                                                            ========     ========     ========     ========     =======
Total return*                                                  12.15%       25.14%      (19.92)%     (10.75)%      0.50%
Ratio of net expenses to average net assets+                    0.61%        0.61%        0.70%        0.72%       0.72%
Ratio of net investment income to average net assets+           1.34%        1.31%        1.17%        0.84%       0.70%
Portfolio turnover rate                                           14%           6%           7%           6%         20%
Net assets, end of period (in thousands)                    $155,647     $139,210     $ 80,262     $101,603     $12,566
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.61%        0.61%        0.69%        0.70%       0.70%
 Net investment income                                          1.34%        1.31%        1.18%        0.86%       0.72%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+ Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are reasonable income and growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicily offered on April 1, 2003. Investor Class shares were first publicly offered on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2004, the Fund had a net capital loss- carryforward of $201,383,007, of which $9,207,673 will expire in 2010 and $192,175,334 will expire in 2011, if not utilized.

   The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                        2004             2003
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                  $48,053,446      $42,813,447
  Long-term capital gain                                     -                -
                                                   -----------      -----------
  Total                                            $48,053,446      $42,813,447
                                                   ===========      ===========
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                      2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $    3,222,122
  Capital loss-carryforward                                       (201,383,007)
  Unrealized appreciation                                        2,820,369,284
                                                                --------------
  Total                                                         $2,622,208,399
                                                                ==============
--------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

   At December 31, 2004, the Fund has reclassified $1,810 to increase undistributed net investment income and $1,810 to increase accumulated net realized loss on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $1,185,856 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

E. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R, and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Time Deposits, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of Unicredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's investment performance as compared with the Standard and Poor's 500 Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor").

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowners vote on April 17, 2003, the benchmark was changed from the Lipper Growth & Income Funds Index (Lipper Index) effective May 1, 2003; however, the Lipper Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended December 31, 2004, the aggregate performance adjustment resulted in a decrease to the basic fee of $4,276,773. For the year ended December 31, 2004, the net management fee was equivalent to 0.53% of average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.02% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $3,691,813 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,747,872 in transfer agent fees payable to PIMSS at December 31, 2004.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15% of average daily

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

net assets. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $1,862,594 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $1,212,415 were paid to PFD.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $149,889 under such arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2004, the Fund had no borrowings under this agreement.

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2004:

---------------------------------------------------------------------------------------
               Beginning                                         Ending
                Balance    Purchases     Sales      Dividend     Balance
Affiliates      (shares)    (shares)   (shares)      Income     (shares)       Value
---------------------------------------------------------------------------------------
John Wiley
and Sons      3,494,400   -           -           $1,013,376   3,494,00    $121,744,896
---------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

8. Merger Information

On December 8, 2004, beneficial owners of Safeco Core Equity Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------------
                                                     Safeco
                                                      Core
                            Pioneer                  Equity                   Pioneer
                             Fund                     Fund                     Fund
                     (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
--------------------------------------------------------------------------------------------
  Net Assets           $6,491,873,666           $589,975,600             $7,081,849,266
  Shares
  Outstanding             158,335,764             34,511,126                172,700,887
  Investor Class
  Shares Issued                     -                      -                 14,365,123
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                   Unrealized
                                                  Appreciation              Accumulated
                                                on Closing Date                Gain
--------------------------------------------------------------------------------------------
  Safeco Core Equity Fund                        $171,046,611              $ 13,878,465
--------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Fund (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

Pioneer Fund
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held                                  Principal Occupation During        Other Directorships
Name and Age                With the Fund            Term of Office         Past Five Years                    Held by this Trustee
John F. Cogan, Jr. (78)*    Chairman of the Board,   Serves until           Trustee and President Serves       Director of Harbor
                            Trustee and President    successor trustee is   until retirement or removal;       Global Company, Ltd.
                                                     elected or earlier     Deputy Chairman and a Director
                                                     retirement or          of Pioneer Global Asset
                                                     removal                Management S.p.A. ("PGAM");
                                                                            Non-Executive Chairman and a
                                                                            Director of Pioneer Investment
                                                                            Management USA Inc.
                                                                            ("PIM-USA"); Chairman and a
                                                                            Director of Pioneer; Director
                                                                            of Pioneer Alternative
                                                                            Investment Management Limited
                                                                            (Dublin); President and a
                                                                            Director of Pioneer
                                                                            Alternative Investment
                                                                            Management (Bermuda) Limited
                                                                            and affiliated funds;
                                                                            President and Director of
                                                                            Pioneer Funds Distributor,
                                                                            Inc. ("PFD"); President of all
                                                                            of the Pioneer Funds; and Of
                                                                            Counsel (since 2000, partner
                                                                            prior to 2000), Wilmer Cutler
                                                                            Pickering Hale and Dorr LLP
                                                                            (counsel to PIM-USA and the
                                                                            Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**       Trustee and              Serves until           President and Chief Executive      None
                            Executive Vice           successor trustee is   Officer, PIM-USA since May
                            President                elected or earlier     2003 (Director since January
                                                     retirement or          2001); President and Director
                                                     removal                of Pioneer since May 2003;
                                                                            Chairman and Director of
                                                                            Pioneer Investment Management
                                                                            Shareholder Services, Inc.
                                                                            ("PIMSS") since May 2003;
                                                                            Executive Vice President of
                                                                            all of the Pioneer Funds since
                                                                            June 2003; Executive Vice
                                                                            President and Chief Operating
                                                                            Officer of PIM-USA, November
                                                                            2000 to May 2003; Executive
                                                                            Vice President, Chief
                                                                            Financial Officer and
                                                                            Treasurer, John Hancock
                                                                            Advisers, L.L.C., Boston, MA,
                                                                            November 1999 to November
                                                                            2000; Senior Vice President
                                                                            and Chief Financial Officer,
                                                                            John Hancock Advisers, L.L.C.,
                                                                            April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        Positions Held                                 Principal Occupation During       Other Directorships Held
Name and Age            With the Fund         Term of Office           Past Five Years                   by this Trustee
David R. Bock** (61)    Trustee since 2005.   Serves until a           Senior Vice President and         None
3050 K. Street NW,                            successor trustee        Chief Financial Officer,
Washington, DC 20007                          is elected or earlier    I-trax, Inc. (publicly traded
                                              retirement or removal    health care services
                                                                       company)(2001-present);
                                                                       Managing Partner, Federal City
                                                                       Capital Advisors (boutique
                                                                       merchant bank) (1995-2000 to
                                                                       2004); Executive Vice
                                                                       President and Chief Financial
                                                                       Officer, Pedestal Inc.
                                                                       (internet based mortgage
                                                                       trading company) (2000-2002)

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)       Trustee since 1997.   Serves until             President, Bush International     Director of Brady
3509 Woodbine Street,                         successor trustee        (international financial          Corporation (industrial
Chevy Chase, MD 20815                         is elected or earlier    advisory firm)                    identification and
                                              retirement or removal                                      specialty coated
                                                                                                         material products
                                                                                                         manufacturer),
                                                                                                         Millennium Chemicals,
                                                                                                         Inc. (commodity
                                                                                                         chemicals), Mortgage
                                                                                                         Guaranty Insurance
                                                                                                         Corporation, and R.J.
                                                                                                         Reynolds Tobacco
                                                                                                         Holdings, Inc. (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
-------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------

                                Positions Held                                 Principal Occupation During    Other Directorships
Name and Age                    With the Fund         Term of Office           Past Five Years                Held by this Trustee
+Mr. Egdahl retired, effective 12/31/04.
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)       Trustee since 1990.   Serves until             Founding Director, The         None
1001 Sherbrooke Street West,                          successor trustee        Winthrop Group, Inc.
Montreal, Quebec, Canada                              is elected or earlier    (consulting firm); Professor
H3A 1G5                                               retirement or removal    of Management, Faculty of
                                                                               Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee since 1982.   Serves until             President and Chief Executive  Director of New
One Boston Place, 28th Floor,                         successor trustee        Officer, Newbury, Piret &      America High Income
Boston, MA 02108                                      is elected or earlier    Company, Inc. (investment      Fund, Inc. (closed-
                                                      retirement or removal    banking firm)                  end investment
                                                                                                              company)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee since 1993.   Serves until             Senior Counsel, Sullivan &     Director, The Swiss
125 Broad Street,                                     successor trustee        Cromwell (law firm)            Helvetia Fund, Inc.
New York, NY 10004                                    is elected or earlier                                   (closed-end
                                                      retirement or removal                                   investment
                                                                                                              company) and AMVESCAP
                                                                                                              PLC (investment
                                                                                                              managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)              Trustee since 1985.   Serves until             President, John Winthrop &     None
One North Adgers Wharf,                               successor trustee        Co., Inc. (private investment
Charleston, SC 29401                                  is elected or earlier    firm)
                                                      retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                             Positions Held                            Principal Occupation During       Other Directorships Held
Name and Age                 With the Fund         Term of Office      Past Five Years                   by this Officer
Dorothy E. Bourassa (57)     Secretary             Serves at the       Secretary of PIM-USA; Senior      None
                                                   discretion          Vice President- Legal of
                                                   of the Board        Pioneer; and Secretary/Clerk
                                                                       of most of PIM-USA's
                                                                       subsidiaries since October
                                                                       2000; Secretary of all of the
                                                                       Pioneer Funds since September
                                                                       2003 (Assistant Secretary from
                                                                       November 2000 to September
                                                                       2003); and Senior Counsel,
                                                                       Assistant Vice President and
                                                                       Director of Compliance of
                                                                       PIM-USA from April 1998
                                                                       through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the       Assistant Vice President and      None
                                                   discretion          Senior Counsel of Pioneer
                                                   of the Board        since July 2002; Vice
                                                                       President and Senior Counsel
                                                                       of BISYS Fund Services, Inc.
                                                                       (April 2001 to June 2002);
                                                                       Senior Vice President and
                                                                       Deputy General Counsel of
                                                                       Funds Distributor, Inc. (July
                                                                       2000 to April 2001; Vice
                                                                       President and Associate
                                                                       General Counsel from July 1996
                                                                       to July 2000); Assistant
                                                                       Secretary of all Pioneer Funds
                                                                       since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the       Partner, Wilmer Cutler            None
                                                   discretion          Pickering Hale and Dorr LLP;
                                                   of the Board        Assistant Secretary of all
                                                                       Pioneer Funds since September
                                                                       2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the       Vice President-Fund               None
                                                   discretion          Accounting, Administration and
                                                   of the Board        Custody Services of Pioneer;
                                                                       and Treasurer of all of the
                                                                       Pioneer Funds (Assistant
                                                                       Treasurer from June 1999 to
                                                                       November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                              Positions Held                            Principal Occupation During      Other Directorships Held
Name and Age                  With the Fund         Term of Office      Past Five Years                  by this Officer
Mark E. Bradley (45)          Assistant Treasurer   Serves at the       Deputy Treasurer of Pioneer      None
                                                    discretion          since 2004; Treasurer and
                                                    of the Board        Senior Vice President, CDC
                                                                        IXIS Asset Management Services
                                                                        from 2002 to 2003; Assistant
                                                                        Treasurer and Vice President,
                                                                        MFS Investment Management from
                                                                        1997 to 2002; and Assistant
                                                                        Treasurer of all of the
                                                                        Pioneer Funds since November
                                                                        2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant Treasurer   Serves at the       Assistant Vice President-Fund    None
                                                    discretion          Accounting, Administration and
                                                    of the Board        Custody Services of Pioneer;
                                                                        and Assistant Treasurer of all
                                                                        of the Pioneer Funds since
                                                                        November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant Treasurer   Serves at the       Fund Accounting Manager-Fund     None
                                                    discretion          Accounting, Administration and
                                                    of the Board        Custody Services of Pioneer;
                                                                        and Assistant Treasurer of all
                                                                        of the Pioneer Funds since May
                                                                        2002
-----------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Assistant Treasurer   Serves at the       Fund Administration              None
                                                    discretion          Manager-Fund Accounting,
                                                    of the Board        Administration and Custody
                                                                        Services since June 2003;
                                                                        Assistant Vice
                                                                        President-Mutual Fund
                                                                        Operations of State Street
                                                                        Corporation from June 2002 to
                                                                        June 2003 (formerly Deutsche
                                                                        Bank Asset Management);
                                                                        Pioneer Fund Accounting,
                                                                        Administration and Custody
                                                                        Services (Fund Accounting
                                                                        Manager from August 1999 to
                                                                        May 2002, Fund Accounting
                                                                        Services Supervisor from 1997
                                                                        to July 1999); Assistant
                                                                        Treasurer of all Pioneer Funds
                                                                        since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                       Positions Held                                    Principal Occupation During           Other Directorships
Name and Age           With the Fund        Term of Office               Past Five Years                       Held by this Officer
Martin J. Wolin (37)   Chief Compliance     Serves at the discretion     Chief Compliance Officer of Pioneer   None
                       Officer              of the Board                 (Director of Compliance and Senior
                                                                         Counsel from November 2000 to
                                                                         September 2004); Vice President and
                                                                         Associate General Counsel of UAM
                                                                         Fund Services, Inc. (mutual fund
                                                                         administration company) from
                                                                         February 1998 to November 2000; and
                                                                         Chief Compliance Officer of all of
                                                                         the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec/gov. The filed form may also by viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $37,300 in 2004 and approximately $41,250 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Funds filing of its N-CSR for the year ended December 31, 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,000 in 2004 and $3,600 in 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $281,300 in 2004 and $133,900 in 2003. These fees include services provided prior to M ay 6, 2003, the effective date of the pre-approval process.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the year ended December 31, 2004, approximately $100,200 was billed to Affiliates in Dublin for organizational assistance and internal audit related services. For the fiscal year ended December 31, 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 9, 2005

* Print the name and title of each signing officer under his or her signature.